SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	6 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Accounting Policies [Abstract]
Net (loss) income attributable to Ordinary Shareholders	$ (10,519)		$ 2,119,760		$ 4,595,982		$ 6,237,488		$ 4,590,803
Weighted-average number of Ordinary Shares outstanding – basic	1,285,702	[1],[2]	891,831	[1],[2]	913,960	[3],[4]	836,077	[3],[4]	661,583	[3],[4]
Outstanding options		[1]	6,093	[1]	5,851	[3]	3,529	[3]	3,597	[3]
Outstanding warrants		[1]		[1]		[3]		[3]	5,444	[3]
Potentially dilutive shares from outstanding options and warrants	1,285,702	[1]	6,093	[1]	5,851	[3]	3,529	[3]	9,041	[3]
Weighted-average number of Ordinary Shares outstanding – diluted	1,285,702	[1],[2]	897,924	[1],[2]	919,811	[3],[4]	839,606	[3],[4]	670,624	[3],[4]
Earnings per share – basic	$ (0.03)	[1],[2]	$ 2.36	[1],[2]	$ 5.03	[3],[4]	$ 7.47	[3],[4]	$ 6.94	[3],[4]
Earnings per share – diluted	$ (0.03)	[1],[2]	$ 2.34	[1],[2]	$ 5.00	[3],[4]	$ 7.43	[3],[4]	$ 6.85	[3],[4]

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[3]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[4]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.